Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (7,107)	$ (2,372)	$ 4,751
Foreign	444	20	(1,767)
Income (loss) before income taxes	$ (6,663)	$ (2,352)	$ 2,984